Revenue from contracts with customers and trade receivables (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Revenue	₨ 153,851	[1],[2]	$ 2,225	₨ 142,028	[1],[2]	₨ 140,809	[1],[2]
Pharmaceutical Services and Active Ingredient [Member]
Revenue	24,140			21,992		21,277
Cardiovascular [Member] | Pharmaceutical Services and Active Ingredient [Member]
Revenue	7,019			6,191		5,078
Pain Management [Member] | Pharmaceutical Services and Active Ingredient [Member]
Revenue	3,364			3,228		3,290
Central Nervous System [Member] | Pharmaceutical Services and Active Ingredient [Member]
Revenue	2,741			2,331		2,758
Anti-Infective [Member] | Pharmaceutical Services and Active Ingredient [Member]
Revenue	1,247			1,968		1,859
Dermatology [Member] | Pharmaceutical Services and Active Ingredient [Member]
Revenue	1,622			1,606		1,606
Oncology [Member] | Pharmaceutical Services and Active Ingredient [Member]
Revenue	2,212			1,650		1,534
Other PSAI [Member] | Pharmaceutical Services and Active Ingredient [Member]
Revenue	₨ 5,935			₨ 5,018		₨ 5,152

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[2]	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).